FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying value of financial assets and liabilities [Table Text Block]
	September 30, 2024	September 30, 2023
FVTPL	$	$
Cash	5,633,842	6,661,736
Guaranteed investment certificate	86,250	86,250
Cash and cash equivalents	5,720,092	6,747,986
Amortized cost
Accounts payable and accrued liabilities	449,299	207,307